Leases - Summary of Future Aggregate Undiscounted Lease Payments to be Received (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments to be received	$ 36	$ 44
Unearned finance income	(3)	(4)
Net investment in leases	33	40
Within 1 year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments to be received	8	9
Between 1 and 2 years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments to be received	7	8
Between 2 and 3 years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments to be received	7	7
Between 3 and 4 years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments to be received	7	6
Between 4 and 5 years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments to be received	5	7
Later than 5 years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments to be received	$ 2	$ 7